Fair Value Measurement - Changes in level 3 items (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of liabilities [line items]
Liabilities	R$ 709,897	R$ 637,344
Transfers into Level 3 of fair value hierarchy, liabilities	0
Transfers out of Level 3 of fair value hierarchy, liabilities	0
Transfers out of Level 1 into Level 2 of fair value hierarchy, liabilities	0
Transfers out of Level 2 into Level 1 of fair value hierarchy, liabilities	0
Reconciliation of changes in fair value measurement, liabilities [abstract]
Opening balance at January 1	637,344
Balance at December 31	709,897	637,344
Share-based compensation | Level 3
Disclosure of fair value measurement of liabilities [line items]
Liabilities	46,260	34,950	R$ 7,045
Reconciliation of changes in fair value measurement, liabilities [abstract]
Opening balance at January 1	34,950	7,045	191
Issue of shares to employees		1,844
Settlement in cash		(2,238)
Reclassification from (to) equity	(513)	7,299	2,225
Expenses recognized - general and administrative	11,823	21,000	4,629
Balance at December 31	R$ 46,260	R$ 34,950	R$ 7,045